Basis of Preparation - Additional Information (Details) - JPY (¥) ¥ in Millions	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Retained earnings		¥ 1,569,365		¥ 1,557,307
Other components of equity		353,542		350,631
Other financial assets		192,241		196,436
Other financial assets		23,276		80,646
Deferred tax liabilities		867,061		90,725
Non-controlling interests		4,006		19,985
Other non-current liabilities		75,174		68,300
Other current liabilities		437,888		263,930
Deferred tax assets		¥ 88,991		64,980
Adoption of IFRS 9
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Retained earnings			¥ 14,073
Other components of equity			10,257
Other financial assets			32,809
Other financial assets			856
Deferred tax liabilities			9,345
Non-controlling interests			10
Increase (decrease) in hedging cost				¥ (1,606)	¥ 222
Adoption of IFRS 15
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Retained earnings			1,328
Other non-current liabilities			1,247
Other current liabilities			495
Deferred tax assets			¥ 414
Adoption of IFRS 16
Disclosure of financial assets and liabilities at date of initial application of IFRS 9 [Line Items]
Lease liabilities	¥ 220,000
ROU assets	¥ 200,000